TAXES ON INCOME (Summary of Taxes On Income Summary) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Current taxes	$ 5,561	$ 4,338	$ 5,082
Deferred taxes	91	(2,687)	215
Taxes on income	5,652	1,651	5,297
Domestic	238	283	3,084
Foreign	5,414	1,368	2,213
Taxes on income	$ 5,652	$ 1,651	$ 5,297